Business Segments (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Integrated Global Business Group [Member]	Mar. 31, 2012 Integrated Retail Banking Business Group [Member]	Mar. 31, 2011 Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500 offices
Decrease in operating profit due to a change in the managerial accounting method		¥ 16.3	¥ 16.7